Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt.
Schedule of future minimum payments related to long-term debt

 At December 31, 2012, future minimum payments related to long-term debt were as follows (in thousands):

Year ending December 31:
2013	$5,304
2014	8,908
2015	10,108
Less amounts representing interest	(3,120)
Less Deferred Fee	(1,200)

Future minimum principal payments	20,000
Less current portion	3,668

Noncurrent financing obligations	$16,332